Investment Objectives and Goals - American Beacon SiM High Income ETF - American Beacon SiM High Income ETF	Dec. 31, 2025
Prospectus [Line Items]
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s investment objectives are to seek high current income and, secondarily, capital appreciation.